UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Catherine O'Reilly
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Title:     Chief Operating Officer
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Phone:     +44 207 440 2388
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Signature, Place, and Date of Signing:

        /s/ Catherine O'Reilly         London, England            8/14/06
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:         687,000
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                     Form 13F INFORMATION TABLE


       COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
-----------------------  ---------------  ---------  --------  -------------------  ----------  --------  --------------------------
                                                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SA                 SPON ADR 5 ORD   151290889  599,000   10,604,770 SH           SOLE       N/A     10,604,770
GRUPO TELEVISA SA DE CV  SP ADR REP ORD   40049J206   14,000      712,500 SH           SOLE       N/A        712,500
MCDONALDS CORP           COM              580135101   39,000    1,150,200 SH           SOLE       N/A      1,150,200
MITTAL STEEL CO N V      NY REG SH CL A   60684P101   25,000      823,000 SH           SOLE       N/A        823,000
WCI CMNTYS INC           COM              92923C104   10,000      515,300 SH           SOLE       N/A        515,300

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